Depreciation Amortization and Impairment - Allocation of goodwill (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Impairment		$ (651,825)
Chile [member]
Reconciliation of changes in goodwill [abstract]
Balances at beginning	$ 904,868	904,868
Impairment	(412,356)	(412,356)
Balance at ending		492,512
Colombia [member]
Reconciliation of changes in goodwill [abstract]
Balances at beginning	235,159	235,159
Conversion difference		4,310
Impairment	$ (239,469)	$ (239,469)